Other non-current assets	12 Months Ended
Dec. 31, 2020
Other non-current assets
Other non-current assets

12. Other non-current assets

Other non-current assets consist of the following:

	As of December 31,
	2019	2020
	RMB	RMB	US$ (Note 2(d))
Deposits	42,357	16,395	2,513
Loans receivables	36,003	17,586	2,695
Long-term prepayments to a supplier (a)	—	55,348	8,482
Others	5,563	1,851	284
Total	83,923	91,180	13,974

(a) This represents the prepayment of hotel resources the Group prepaid to a third party supplier which are expected to be utilized over one year.

The Group recognized a net provision for other loans receivable carried in non-current assets of RMB1,181 and RMB8,377 for the years ended December 31, 2019 and 2020. The following table summarized the details of the Group’s provision:

	For the Years Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$(Note 2 (d))
Balance at the beginning of year	—	—	1,181	181
Cumulative effect of adoption of new accounting standard	—	—	294	45
Addition	—	1,181	8,805	1,349
Reversal	—	—	(428)	(66)
Balance at the end of year	—	1,181	9,852	1,509